Average Annual Total Returns			12 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended
		Oct. 23, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[1]		22.90%	7.34%		7.93%
Performance Inception Date		Jan. 18, 2012
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[1]		15.47%	4.39%		6.17%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		19.05%	5.66%		6.38%
Service Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[1]		22.83%	7.23%	6.81%
Performance Inception Date		Jul. 15, 2016
MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[1]		21.09%	12.15%	12.48%	12.17%
S&P Global Infrastructure Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Global Infrastructure Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent	[1]		22.58%	10.97%	8.31%	9.42%

[1]	The Institutional Class and the Service Class commenced operations on January 18, 2012, and July 15, 2016, respectively.